Earnings (Loss) Per Share (EPS) (Tables)	12 Months Ended
Dec. 31, 2012
Earnings (Loss) Per Share (EPS) [Abstract]
Basic EPS - Common Shares
Numerator	May 19, 2010 to December 31, 2010	2011	2012
Net (loss) / income available to common shares	$(3,822)	$12,953,386	$13,176,164
Less: Series B-1 Preferred Shares dividends	-	-	(1,238,516)
Less: Redemption of preferred shares	-	-	(1,762,511)
Less: Income attributable to non-vested share awards	-	(103,947)	(189,769)
Net (loss) / income available to common shareholders	$(3,822)	$12,849,439	$9,985,368

Denominator
Weighted average number of capital stock / common shares outstanding, basic	100	15,433,519	17,980,980

Net (loss) / income per capital stock / common share, basic	$(38.22)	$0.83	$0.56

Diluted EPS - Common Shares
Numerator	May 19, 2010 to December 31, 2010	2011	2012
Net (loss) / income available to common shares	$(3,822)	$12,953,386	$13,176,164
Less: Series B-1 Preferred Shares dividends	-	-	(1,238,516)
Less: Redemption of preferred shares	-	-	(1,762,511)
Plus: Dividends on Series B-1 Preferred Shares, if converted to common shares	-	-	864,133
Less: Income attributable to non-vested share awards	-	(103,947)	-
Net (loss) / income available to common shareholders	$(3,822)	$12,849,439	$11,039,270

Denominator
Weighted average number of capital stock / common shares outstanding, basic	100	15,433,519	17,980,980
Effect of Series B-1 Preferred Shares, if converted to common shares	-	-	2,415,653
Weighted average number of capital stock / common shares outstanding, diluted	100	15,433,519	20,396,633

Net (loss) / income per capital stock / common share, diluted	$(38.22)	$0.83	$0.54